Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Consolidated Statement of Income and Comprehensive Income [Abstract]
Interest income calculated using effective interest rate method	$ 18,724	$ 20,746